Leases (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Leases
Right-of-Use Assets at the beginning of the period			$ 203,437
Additions, net			2,886
Depreciation expense			(5,418)
Right-of-Use Assets at the end of the period	$ 200,905		200,905
Analysis of lease liabilities
Lease liabilities at the beginning of the period			196,170
Additions, net			2,886
Lease charge (Note 16)	2,412	$ 2,526	4,826	$ 5,075
Payments			(10,324)
Lease liabilities at the end of the period	193,558		193,558
Lease liability, current portion	9,950		9,950		$ 9,644
Lease liability, non-current portion	183,608		183,608		$ 186,526
Vessels
Leases
Right-of-Use Assets at the beginning of the period			197,668
Depreciation expense			(4,110)
Right-of-Use Assets at the end of the period	193,558		193,558
Vessels' Equipment
Leases
Right-of-Use Assets at the beginning of the period			1,437
Additions, net			1,014
Depreciation expense			(643)
Right-of-Use Assets at the end of the period	1,808		1,808
Properties
Leases
Right-of-Use Assets at the beginning of the period			4,258
Additions, net			1,914
Depreciation expense			(651)
Right-of-Use Assets at the end of the period	5,521		5,521
Other
Leases
Right-of-Use Assets at the beginning of the period			74
Additions, net			(42)
Depreciation expense			(14)
Right-of-Use Assets at the end of the period	$ 18		$ 18